Taxes Payable (Tables)	6 Months Ended
Apr. 30, 2023
Taxes Payable [Abstract]
Schedule of Taxes Payable	Taxes payable comprised of the following:
	April 30,	October 31,
	2023	2022
Value-added tax, net	912,637	890,620
Company Income tax	1,733,416	1,645,556
Other taxes	126,265	116,678
Total	2,772,318	2,652,854